Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related Party and Party-In-Interest Transactions:
At December 31, 2025 and 2024, the Plan held 993,051 and 1,001,201 shares, respectively, of Legacy Pinnacle's common stock. During 2025 and 2024, purchases and other increases of Legacy Pinnacle's common stock by the Plan totaled $14,381,489 and $7,462,968, respectively. During 2025 and 2024, sales and other decreases of Legacy Pinnacle's common stock by the Plan totaled $15,629,083 and $26,338,983, respectively.
Also, certain Plan investments are shares of mutual funds managed by American Funds. The platform to administer the Plan is operated and maintained by American Funds and, therefore, the transactions qualify as party-in-interest transactions. The Plan paid expenses to service providers and holds notes receivable from participants which also qualify as party-in-interest transactions.